Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2022
Fair Value Disclosures [Abstract]
Fair Value Measurement on Company's Assets and Liabilities
The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2022 and 2021:

	As of September 30, 2022
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:

Money market funds	$266,362	$—	$—	$266,362
Corporate bonds	—	168,308	—	168,308
U.S. government treasuries	40,229	—	—	40,229
Municipal b onds	—	16,125	—	16,125
Supranational and sovereign debt	—	10,594	—	10,594
Asset backed obligations	—	9,347	—	9,347

Total available-for-sale securities	306,591	204,374	—	510,965

Equity Investments	—	—	46,015	46,015
Derivative financial instruments, net	—	(48,901)	—	(48,901)
Other liabilities	—	—	(23,390)	(23,390)

Total	$306,591	$155,473	$22,625	$484,689

	As of September 30, 2021
	Level 1	Level 2	Level 3	Total
Available-for-sale securities:
Money market funds	$209,026	$—	$—	$209,026
Corporate bonds	—	190,437	—	190,437
U.S. government treasuries	54,752	—	—	54,752
Supranational and sovereign debt	—	7,453	—	7,453
Asset backed obligations	—	3,885	—	3,885

Total available-for-sale securities	263,778	201,775	—	465,553

Equity Investments	—	—	37,581	37,581
Derivative financial instruments, net	—	10,979	—	10,979
Other liabilities	—	—	(51,590)	(51,590)

Total	$263,778	$212,754	$(14,009)	$462,523